UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-21410

 THE WEITZ FUNDS
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
(Address of principal executive offices)

Wallace R. Weitz & Company
The Weitz Funds
1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

 Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2010 • (UNAUDITED)

COMMON STOCKS — 85.4%	Shares	Value
Consumer Discretionary — 18.2%
Broadcasting & Cable TV — 8.6%
Liberty Global, Inc. - Series C*	1,660,000	$43,143,400
Comcast Corp. - CL A Special	1,850,000	30,395,500
		73,538,900
Retailing — 6.1%
Liberty Media Corp. -
Interactive - Series A*	3,550,000	37,275,000
AutoZone, Inc.*	80,000	15,457,600
		52,732,600
Education Services — 2.3%
Apollo Group, Inc. - CL A*	475,000	20,173,250
Media — 1.2%
Omnicom Group, Inc.	300,000	10,290,000
		156,734,750
Information Technology — 17.7%
Software & Services — 11.7%
Microsoft Corp.	1,800,000	41,418,000
Accenture plc - CL A	850,000	32,852,500
Google, Inc. - CL A*	58,000	25,807,100
		100,077,600
Technology Hardware & Equipment — 6.0%
Dell, Inc.*	2,850,000	34,371,000
Texas Instruments, Inc.	750,000	17,460,000
		51,831,000
		151,908,600

	Shares	Value
Financials — 12.6%
Insurance — 8.6%
Berkshire Hathaway, Inc. - CL B*	600,000	$47,814,000
Aon Corp.	700,000	25,984,000
		73,798,000
Mortgage REIT’s — 4.0%
Redwood Trust, Inc.*	2,378,915	34,827,316
		108,625,316
Industrials — 9.3%
Industrial Conglomerates — 3.7%
Tyco International Ltd.	900,000	31,707,000
Transportation — 3.6%
United Parcel Service, Inc. - CL B	550,000	31,289,500
Aerospace & Defense — 2.0%
Lockheed Martin Corp.	225,000	16,762,500
		79,759,000
Materials — 9.2%
Construction Materials — 4.9%
Martin Marietta Materials, Inc.	280,000	23,746,800
Vulcan Materials Co.	420,000	18,408,600
		42,155,400
Fertilizers & Agricultural Chemicals — 3.1%
Monsanto Co.	450,000	20,799,000
Potash Corp. of Saskatchewan, Inc.	70,000	6,036,800
		26,835,800
Industrial Gases — 1.2%
Praxair, Inc.	135,000	10,258,650
		79,249,850

	Shares	Value
Health Care — 6.6%
Health Care Equipment & Services — 4.1%
Omnicare, Inc.	1,500,000	$35,550,000
Managed Health Care — 2.5%
WellPoint, Inc.*	325,000	15,902,250
UnitedHealth Group, Inc.	180,000	5,112,000
		21,014,250
		56,564,250
Consumer Staples — 5.7%
Hypermarkets & Super Centers — 2.8%
Wal-Mart Stores, Inc.	500,000	24,035,000
Household & Personal Products — 1.5%
The Procter & Gamble Co.	220,000	13,195,600
Food Beverage & Tobacco — 1.4%
Diageo plc - Sponsored ADR	190,000	11,920,600
		49,151,200
Energy — 4.0%
Energy — 4.0%
ConocoPhillips	700,000	34,363,000
Telecommunication Services — 2.1%
Telecommunication Services — 2.1%
Telephone and Data Systems, Inc. - Special	660,985	17,542,542
Other — 0.0%
Other — 0.0%
Adelphia Recovery Trust, Series ACC-7*#	3,535,000	—
Total Common Stocks (Cost $786,555,237)		733,898,508

CORPORATE BONDS — 0.9%	Principal amount or shares	Value
Mohawk Industries, Inc.
6.5% 1/15/11 (Cost $7,725,504)	$8,000,000	$8,120,000

SHORT-TERM SECURITIES — 15.6%
Wells Fargo Advantage Government Money Market Fund - Institutional Class 0.03%(a)	16,370,935	16,370,935
U.S . Treasury Bills, 0.11% to 0.16%, 7/15/10 to 8/19/10(b)	$118,000,000	117,990,280
Total Short-Term Securities
(Cost $134,361,186)		134,361,215
Total Investments in Securities
(Cost $928,641,927)		876,379,723
Other Liabilities in Excess of Other Assets — (1.9%)		(16,460,146)
Net Assets — 100.0%		$859,919,577
Net Asset Value Per Share		$23.82

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at June 30, 2010.
(b)	Interest rate presented represents the yield to maturity at the date of purchase.

See Notes to Schedules of Investments

PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2010 • (UNAUDITED)
COMMON STOCKS — 88.0%	Shares	Value
Consumer Discretionary — 31.5%

Broadcasting & Cable TV — 9.1%
Liberty Global, Inc. - Series C*	950,000	$24,690,500
Liberty Media Corp. - Starz - Series A*	300,000	15,552,000
Comcast Corp. - CL A Special	700,000	11,501,000
		51,743,500
Retailing — 7.5%
Liberty Media Corp. - Interactive - Series A*	2,300,000	24,150,000
AutoZone, Inc.*	55,000	10,627,100
Cabela’s, Inc. - CL A*	575,000	8,130,500
		42,907,600
Consumer Services — 6.0%
Coinstar, Inc.*	344,855	14,818,419
Weight Watchers International, Inc.	400,000	10,276,000
Interval Leisure Group, Inc.*	730,000	9,088,500
		34,182,919
Media — 3.6%
The Washington Post Co. - CL B	18,278	7,502,753
Liberty Media Corp. - Capital - Series A*	164,892	6,910,624
Live Nation Entertainment, Inc.*	609,400	6,368,230
		20,781,607
Education Services — 3.3%
Grand Canyon Education, Inc.*	370,000	8,669,100
Apollo Group, Inc. - CL A*	170,000	7,219,900
Strayer Education, Inc.	15,000	3,118,350
		19,007,350
Consumer Durables & Apparel — 2.0%
Mohawk Industries, Inc.* (a)	250,000	11,440,000
		180,062,976

	Shares	Value
Information Technology — 16.8%
Software & Services — 11.7%
Microsoft Corp.	1,020,000	$23,470,200
Accenture plc - CL A	500,000	19,325,000
Google, Inc. - CL A*	26,000	11,568,700
ACI Worldwide, Inc.*	350,000	6,814,500
The Knot, Inc.*	750,000	5,835,000
		67,013,400
Technology Hardware & Equipment — 5.1%
Dell, Inc.*	1,700,000	20,502,000
Texas Instruments, Inc.	365,000	8,497,200
		28,999,200
		96,012,600
Financials — 14.9%
Insurance — 10.8%
Berkshire Hathaway, Inc. - CL B*	375,000	29,883,750
Willis Group Holdings Ltd.	535,000	16,076,750
Aon Corp.	300,000	11,136,000
Brown & Brown, Inc.	225,000	4,306,500
		61,403,000
Mortgage REIT’s — 4.1%
Redwood Trust, Inc.*	1,617,385	23,678,517
		85,081,517
Materials — 7.3%
Construction Materials — 5.5%
Eagle Materials, Inc.	525,000	13,613,250
Martin Marietta Materials, Inc.	160,000	13,569,600
Vulcan Materials Co.	100,000	4,383,000
		31,565,850
Fertilizers & Agricultural Chemicals — 1.3%
Monsanto Co.	155,000	7,164,100
Metals & Mining — 0.5%
Compass Minerals International, Inc.	40,000	2,811,200
		41,541,150

	Shares	Value
Health Care — 6.3%
Health Care Equipment & Services — 6.3%
Omnicare, Inc.	950,000	$22,515,000
Laboratory Corp. of America Holdings*	180,000	13,563,000
		36,078,000
Energy — 4.7%
Energy — 4.7%
ConocoPhillips	320,000	15,708,800
SandRidge Energy, Inc.*	1,900,000	11,077,000
		26,785,800
Industrials — 3.8%
Industrial Conglomerates — 3.1%
Tyco International Ltd.	500,000	17,615,000
Transportation — 0.7%
United Parcel Service, Inc. - CL B	70,000	3,982,300
		21,597,300
Telecommunication Services — 2.1%
Telecommunication Services — 2.1%
Telephone and Data Systems, Inc. - Special	449,800	11,937,692
Consumer Staples — 0.6%
Household & Personal Products — 0.6%
Energizer Holdings, Inc.*	70,000	3,519,600
Other — 0.0%
Other — 0.0%
Adelphia Recovery Trust, Series ACC-7*#	2,310,000	—
Total Common Stocks
(Cost $523,083,867)		502,616,635

SHORT-TERM SECURITIES — 11.2%	Principal amount or shares	Value
Wells Fargo Advantage Government Money Market Fund - Institutional Class 0.03%(b)	11,017,962	$11,017,962
U.S. Treasury Bills, 0.09% to 0.16%, 7/15/10 to 8/12/10(c)	$53,000,000	52,995,377
Total Short-Term Securities
(Cost $64,013,808)		64,013,339
Total Investments in Securities
(Cost $587,097,675)		566,629,974
Options Written — 0.0%		(118,750)
Other Assets in Excess of Other Liabilities — 0.8%		4,521,629
Net Assets — 100.0%		$571,032,853
Net Asset Value Per Share		$17.13

OPTIONS WRITTEN*	Expiration date/ Strike price	Shares subject to option	Value
Covered Call Options
Mohawk Industries, Inc.	Aug. 2010 / $55	125,000	$(106,250)
Mohawk Industries, Inc.	Aug. 2010 / $65	125,000	(12,500)
Total Options Written
(premiums received $1,093,734)			$(118,750)

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Fully or partially pledged on outstanding written options.
(b)	Rate presented represents the annualized 7-day yield at June 30, 2010.
(c)	Interest rate presented represents the yield to maturity at the date of purchase.

See Notes to Schedules of Investments

PARTNERS III OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2010 • (UNAUDITED)

COMMON STOCKS — 97.2%	Shares	Value
Consumer Discretionary — 36.0%
Broadcasting & Cable TV — 13.5%
Liberty Global, Inc. - Series C* (a)	440,000	$11,435,600
Liberty Media Corp. - Starz - Series A*	220,000	11,404,800
Discovery Communications, Inc. - CL C*(a)	350,000	10,825,500
Cumulus Media, Inc. - CL A*	1,136,290	3,033,894
		36,699,794
Retailing — 7.5%
Liberty Media Corp. - Interactive - Series A* (a)	1,250,000	13,125,000
Cabela’s, Inc. - CL A* (a)	310,000	4,383,400
AutoZone, Inc.*	15,000	2,898,300
		20,406,700
Consumer Services — 6.2%
Coinstar, Inc.*	155,000	6,660,350
Weight Watchers International, Inc.	250,000	6,422,500
Interval Leisure Group, Inc.*	320,000	3,984,000
		17,066,850
Media — 4.2%
Liberty Media Corp. - Capital - Series A* (a)	148,216	6,211,733
Live Nation Entertainment, Inc.*	503,400	5,260,530
		11,472,263
Education Services — 2.9%
Grand Canyon Education, Inc.*	250,000	5,857,500
Apollo Group, Inc. - CL A*	50,000	2,123,500
		7,981,000
Consumer Durables & Apparel — 1.7%
Mohawk Industries, Inc.* (a)	100,000	4,576,000
		98,202,607

	Value	Shares
Information Technology — 23.5%
Software & Services — 17.0%
Microsoft Corp.	520,000	$11,965,200
Accenture plc - CL A	240,000	9,276,000
ACI Worldwide, Inc.*	330,000	6,425,100
The Knot, Inc.*	700,000	5,446,000
Google, Inc. - CL A* (a)	12,000	5,339,400
Hewitt Associates, Inc. - CL A*	150,000	5,169,000
Intelligent Systems Corp.* # †	2,270,000	2,837,500
		46,458,200
Technology Hardware & Equipment — 6.5%
Dell, Inc.*	820,000	9,889,200
Texas Instruments, Inc.	320,000	7,449,600
Continental Resources* #	700	280,000
		17,618,800
		64,077,000
Financials — 16.6%
Insurance — 11.9%
Berkshire Hathaway, Inc. - CL B* (a)	220,000	17,531,800
Aon Corp.	210,000	7,795,200
Willis Group Holdings Ltd.	240,000	7,212,000
		32,539,000
Mortgage REIT’s — 4.7%
Redwood Trust, Inc.* (a)	870,000	12,736,800
		45,275,800
Energy — 6.5%
Energy — 6.5%
ConocoPhillips(a)	200,000	9,818,000
SandRidge Energy, Inc.*	1,350,000	7,870,500
		17,688,500
Health Care — 5.5%
Health Care Equipment & Services — 5.5%
Omnicare, Inc.(a)	500,000	11,850,000
Laboratory Corp. of America Holdings*	40,000	3,014,000
		14,864,000

	Shares	Value
Materials — 4.8%
Construction Materials — 3.8%
Eagle Materials, Inc.	200,000	$5,186,000
Martin Marietta Materials, Inc.	60,000	5,088,600
		10,274,600
Fertilizers & Agricultural Chemicals — 1.0%
Monsanto Co.	60,000	2,773,200
		13,047,800
Industrials — 2.2%
Industrial Conglomerates — 2.2%
Tyco International Ltd.	170,000	5,989,100
Consumer Staples — 1.1%
Household & Personal Products — 1.1%
Energizer Holdings, Inc.*	60,000	3,016,800
Telecommunication Services — 1.0%
Telecommunication Services — 1.0%
Telephone and Data Systems, Inc. - Special(a)	101,152	2,684,574
Total Common Stocks
(Cost $251,339,220)		264,846,181

CORPORATE BONDS — 0.7%	Principal amount	Value
Mohawk Industries, Inc. 6.5% 1/15/11 (Cost $1,926,231)	$2,000,000	2,030,000

SHORT-TERM SECURITIES — 2.5%	Shares	Value
Wells Fargo Advantage Government Money Market Fund - Institutional Class 0.03%(b) (Cost $6,873,706)	6,873,706	$6,873,706
Total Investments in Securities
(Cost $260,139,157)		273,749,887
Due From Broker(a) — 17.7%		48,173,483
Securities Sold Short — (15.8%)		(42,925,300)
Options Written — (0.1%)		(324,100)
Other Liabilities in Excess of Other Assets — (2.2%)		(6,108,291)
Net Assets — 100.0%		$272,565,679
Net Asset Value Per Share		$9.53

SECURITIES SOLD SHORT — (15.8%)
Discovery Communications, Inc. - CL A	390,000	$(13,926,900)
Ishares Russell 2000 Fund	220,000	(13,437,600)
Ishares Russell 2000 Value Fund	160,000	(9,126,400)
Ishares Russell Midcap Fund	80,000	(6,434,400)
Total Securities Sold Short (proceeds $52,565,181)		$(42,925,300)

OPTIONS WRITTEN*	Expiration date/ Strike price	Shares subject to option	Value
Covered Call Options
Mohawk Industries, Inc.	Aug. 2010 / $55	50,000	$(42,500)
Mohawk Industries, Inc.	Aug. 2010 / $65	50,000	(5,000)
Monsanto Co.	Oct. 2010 / $50	40,000	(85,600)
			(133,100)
Put Options
Monsanto Co.	Oct. 2010 / $47.50	40,000	(191,000)
Total Options Written
(premiums received $760,060)			$(324,100)

*	Non-income producing
†	Controlled affiliate
#	Illiquid and/or restricted security that has been fair valued.
(a)	Fully or partially pledged as collateral on securities sold short and outstanding written options.
(b)	Rate presented represents the annualized 7-day yield at June 30, 2010.

See Notes to Schedules of Investments

HICKORY FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2010 • (UNAUDITED)

COMMON STOCKS — 77.7%	Shares	Value
Consumer Discretionary — 38.5%
Broadcasting & Cable TV — 9.9%
Liberty Global, Inc. - Series C*	420,000	$10,915,800
Liberty Media Corp. -
Starz - Series A*	200,000	10,368,000
Cumulus Media, Inc. - CL A*	772,400	2,062,308
CIBL, Inc.#	1,005	402,000
		23,748,108
Retailing — 9.3%
Liberty Media Corp. -
Interactive - Series A*	1,100,000	11,550,000
Cabela’s, Inc. - CL A*	380,000	5,373,200
AutoZone, Inc.*	25,000	4,830,500
HSN, Inc.*	30,000	720,000
		22,473,700
Consumer Services — 7.3%
Coinstar, Inc.*	160,000	6,875,200
Weight Watchers International, Inc.	250,000	6,422,500
Interval Leisure Group, Inc.*	350,000	4,357,500
		17,655,200
Media — 6.1%
Liberty Media Corp. -
Capital - Series A*	130,000	5,448,300
Live Nation Entertainment, Inc.*	490,000	5,120,500
Ascent Media Corp. - CL A*	100,000	2,526,000
The Washington Post Co. - CL B	4,000	1,641,920
		14,736,720
Education Services — 3.4%
Grand Canyon Education, Inc.*	250,000	5,857,500
Strayer Education, Inc.(a)	7,000	1,455,230
ITT Educational Services, Inc.*	10,000	830,200
		8,142,930
Consumer Durables & Apparel — 2.5%
Mohawk Industries, Inc.* (a)	130,000	5,948,800
		92,705,458

	Shares	Value
Financials — 9.8%
Insurance — 5.2%
Willis Group Holdings Ltd.	300,000	$9,015,000
Brown & Brown, Inc.	180,000	3,445,200
		12,460,200
Mortgage REIT’s — 4.5%
Redwood Trust, Inc.*	750,000	10,980,000
Thrifts & Mortgage Finance — 0.1%
Tree.com, Inc.*	40,000	252,800
		23,693,000
Health Care — 8.3%
Health Care Equipment & Services — 8.0%
Omnicare, Inc.	460,000	10,902,000
Laboratory Corp. of America Holdings*	110,000	8,288,500
		19,190,500
Managed Health Care — 0.3%
eHealth, Inc.*	70,000	795,900
		19,986,400
Information Technology — 7.6%
Software & Services — 7.5%
Hewitt Associates, Inc. - CL A*	190,000	6,547,400
ACI Worldwide, Inc.*	336,025	6,542,407
The Knot, Inc.*	639,200	4,972,976
		18,062,783
Hardware & Equipment — 0.1%
FLIR Systems, Inc.*	10,000	290,900
		18,353,683

	Shares	Value
Materials — 5.7%
Construction Materials — 4.9%
Eagle Materials, Inc.	210,000	$5,445,300
Martin Marietta Materials, Inc.	60,000	5,088,600
Vulcan Materials Co.	30,000	1,314,900
		11,848,800
Metals & Mining — 0.8%
Compass Minerals International, Inc.	25,000	1,757,000
		13,605,800
Energy — 2.9%
Energy — 2.9%
SandRidge Energy, Inc.*	1,200,000	6,996,000
Consumer Staples — 2.7%
Household & Personal Products — 2.7%
Energizer Holdings, Inc.*	130,000	6,536,400
Telecommunication Services — 2.2%
Telecommunication Services — 2.2%
Telephone and Data Systems, Inc. -
Special	102,900	2,730,966
LICT Corp.* #	1,005	2,472,300
ICTC Group, Inc. - CL A* #	13,065	146,328
		5,349,594
Total Common Stocks (Cost $187,590,217)		187,226,335

SHORT-TERM SECURITIES — 25.9%	Principal amount or shares	Value
Wells Fargo Advantage Government Money Market Fund - Institutional Class 0.03%(b)	4,384,553	$4,384,553
U.S. Treasury Bills, 0.09% to 0.13%, 7/29/10 to 8/19/10(c)	$58,000,000	57,990,554
Total Short-Term Securities (Cost $62,377,747)		62,375,107
Total Investments in Securities (Cost $249,967,964)		249,601,442
Options Written — (0.0%)		(50,250)
Other Liabilities in Excess of Other Assets — (3.6%)		(8,538,372)
Net Assets — 100.0%		$241,012,820
Net Asset Value Per Share		$30.51

OPTIONS WRITTEN*	Expiration date/ Strike price	Shares subject to option	Value
Covered Call Options
Mohawk Industries, Inc.	Aug. 2010 / $55	50,000	$(42,500)
Mohawk Industries, Inc.	Aug. 2010 / $65	55,000	(5,500)
Strayer Education, Inc.	July 2010 / $250	5,000	(2,250)
Total Options Written (premiums received $522,742)			$(50,250)

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Fully or partially pledged on outstanding written options.
(b)	Rate presented represents the annualized 7-day yield at June 30, 2010.
(c)	Interest rate presented represents the yield to maturity at the date of purchase.

See Notes to Schedules of Investments

BALANCED FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2010 • (UNAUDITED)

COMMON STOCKS — 59.4%	Shares	Value
Consumer Discretionary — 17.9%
Broadcasting & Cable TV — 4.9%
Comcast Corp. - CL A Special	80,000	$1,314,400
Liberty Global, Inc. - Series A*	30,000	779,700
Liberty Media Corp. -
Starz - Series A*	15,000	777,600
Discovery Communications, Inc. - CL C*	25,000	773,250
		3,644,950
Retailing — 3.9%
Liberty Media Corp. -
Interactive - Series A*	100,000	1,050,000
AutoZone, Inc.*	4,000	772,880
Target Corp.	12,500	614,625
Cabela’s, Inc. - CL A*	30,000	424,200
		2,861,705
Consumer Services — 3.4%
Coinstar, Inc.*	21,000	902,370
Weight Watchers International, Inc.	35,000	899,150
Interval Leisure Group, Inc.*	60,000	747,000
		2,548,520
Education Services — 3.3%
Grand Canyon Education, Inc.*	50,000	1,171,500
Apollo Group, Inc. - CL A*	15,000	637,050
Strayer Education, Inc.	3,000	623,670
		2,432,220
Media — 1.5%
Omnicom Group, Inc.	17,500	600,250
Live Nation Entertainment, Inc.*	50,000	522,500
		1,122,750
Consumer Durables & Apparel — 0.9%
Mohawk Industries, Inc.*	15,000	686,400
		13,296,545

	Shares	Value
Financials — 9.1%
Insurance — 6.9%
Aon Corp.	35,000	$1,299,200
Willis Group Holdings Ltd.	40,000	1,202,000
Berkshire Hathaway, Inc. - CL B*	15,000	1,195,350
Brown & Brown, Inc.	50,000	957,000
The Progressive Corp.	25,000	468,000
		5,121,550
Mortgage REIT’s — 2.2%
Redwood Trust, Inc.*	110,000	1,610,400
		6,731,950
Materials — 8.6%

Construction Materials — 4.6%
Martin Marietta Materials, Inc.	20,000	1,696,200
Eagle Materials, Inc.	37,500	972,375
Vulcan Materials Co.	17,500	767,025
		3,435,600

Industrial Gases — 1.5%
Praxair, Inc.	15,000	1,139,850
Fertilizers & Agricultural Chemicals — 1.5%
Monsanto Co.	24,000	1,109,280
Metals & Mining — 1.0%
Compass Minerals International, Inc.	10,000	702,800
		6,387,530
Information Technology — 8.5%
Software & Services — 5.5%
Microsoft Corp.	80,000	1,840,800
Accenture plc - CL A	42,500	1,642,625
ACI Worldwide, Inc.*	30,000	584,100
		4,067,525
Technology Hardware & Equipment — 3.0%
Dell, Inc.*	125,000	1,507,500
FLIR Systems, Inc.*	25,000	727,250
		2,234,750
		6,302,275

	Shares	Value
Consumer Staples — 4.5%
Hypermarkets & Super Centers — 2.0%
Wal-Mart Stores, Inc.	30,000	$1,442,100
Food Beverage & Tobacco — 1.7%
Diageo plc - Sponsored ADR	20,000	1,254,800
Household & Personal Products — 0.8%
The Procter & Gamble Co.	10,000	599,800
		3,296,700
Health Care — 4.1%
Health Care Equipment & Services — 4.1%
Omnicare, Inc.	65,000	1,540,500
Laboratory Corp. of America Holdings*	20,000	1,507,000
		3,047,500
Industrials — 3.5%
Transportation — 2.3%
United Parcel Service, Inc. - CL B	30,000	1,706,700
Aerospace & Defense — 1.2%
Lockheed Martin Corp.	12,000	894,000
		2,600,700
Energy — 3.2%
Energy — 3.2%
ConocoPhillips	25,000	1,227,250
Apache Corp.	6,000	505,140
EOG Resources, Inc.	4,500	442,665
Devon Energy Corp.	3,500	213,220
		2,388,275
Total Common Stocks (Cost $41,915,300)		44,051,475

CORPORATE BONDS — 11.7%	Principal amount	Value
American Express Credit Corp. 7.3% 8/20/13	$650,000	$736,454
Berkshire Hathaway Finance Corp. 4.2% 12/15/10	300,000	304,646
Comcast Corp. 6.5% 1/15/15	300,000	344,665
4.95% 6/15/16	193,000	207,891
Dell, Inc. 5.625% 4/15/14	250,000	280,561
Host Hotels & Resorts LP 6.875% 11/01/14	500,000	501,250
JP Morgan Chase & Co. 4.75% 5/01/13	100,000	106,751
Level 3 Financing, Inc. 9.25% 11/01/14	750,000	684,375
Liberty Media LLC 5.7% 5/15/13	750,000	770,625
Markel Corp. 6.8% 2/15/13	300,000	321,647
Mohawk Industries, Inc. 6.5% 1/15/11	400,000	406,000
QVC, Inc. 7.125% 4/15/17(d)	400,000	394,000
Texas Industries, Inc. 7.25% 7/15/13	250,000	243,125
Time Warner Cable, Inc. 5.4% 7/02/12	250,000	267,171
7.5% 4/01/14	120,000	139,543
USG Corp. 6.3% 11/15/16	800,000	694,000
Valmont Industries, Inc. 6.875% 5/01/14	350,000	357,000
WellPoint, Inc. 6.0% 2/15/14	250,000	280,566
Wells Fargo & Co. 3.98% 10/29/10	250,000	252,068
4.375% 1/31/13	750,000	793,361
Willis North America, Inc. 6.2% 3/28/17	250,000	260,589
WM Wrigley Jr. Co. 4.3% 7/15/10	350,000	350,875
Total Corporate Bonds (Cost $7,810,688)		8,697,163

BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

MORTGAGE-BACKED SECURITIES — 8.4%(c)	Principal amount	Value
Federal Home Loan Mortgage Corporation — 4.3%
Collateralized Mortgage Obligations — 4.3%
3028 CL MB — 5.0% 2026 (0.3 years)	$78,628	$79,362
2945 CL PC — 5.5% 2028 (0.4 years)	345,375	349,148
2975 CL OD — 5.5% 2027 (0.5 years)	800,000	815,777
3200 CL AD — 5.5% 2029 (0.6 years)	239,276	244,133
R001 CL AE — 4.375% 2015 (0.8 years)	195,344	199,957
2831 CL AB — 5.0% 2018 (1.3 years)	142,480	148,980
2542 CL LD — 5.0% 2022 (1.3 years)	437,708	460,086
2926 CL AB — 5.0% 2019 (1.4 years)	378,924	396,185
2627 CL LE — 3.0% 2017 (1.7 years)	460,295	471,930
		3,165,558
Federal National Mortgage Association — 3.3%
Collateralized Mortgage Obligations — 3.3%
2003-4 CL PD — 5.0% 2016 (0.4 years)	258,454	261,764
2005-59 CL PB — 5.5% 2028 (0.8 years)	643,762	660,597
2003-83 CL VA — 5.5% 2014 (1.0 years)	197,962	205,580
2002-91 CL QG — 5.0% 2018 (2.4 years)	750,000	804,633
2003-9 CL DB — 5.0% 2018 (3.3 years)	500,000	543,116
		2,475,690
Non-Government Agency — 0.8%
Collateralized Mortgage Obligations — 0.8%
CDMC 2003-7P CL A4 — 3.37% 2017 (Adjustable Rate) (1.4 years)(d)	411,363	387,895
Chase 2004-S1 CL A6 — 4.5% 2019 (2.9 years)	232,491	213,851
		601,746
Total Mortgage-Backed Securities (Cost $6,028,410)		6,242,994

TAXABLE MUNICIPAL BONDS — 0.4%	Principal amount or shares	Value
University of California 4.85% 5/15/13 (Cost $298,806)	$300,000	$325,725

SHORT-TERM SECURITIES — 20.8%
Wells Fargo Advantage Government Money Market Fund - Institutional Class 0.03%(a)	381,998	381,998
U.S. Treasury Bills, 0.11% to 0.16%, 7/15/10 to 8/19/10(b)	$15,000,000	14,998,510
Total Short-Term Securities (Cost $15,380,604)		15,380,508
Total Investments in Securities (Cost $71,433,808)		74,697,865
Other Liabilities in Excess of Other Assets — (0.7%)		(548,540)
Net Assets — 100.0%		$74,149,325
Net Asset Value Per Share		$10.13

*	Non-income producing
(a)	Rate presented represents the annualized 7-day yield at June 30, 2010.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.
(c)	Number of years indicated represents estimated average life of mortgage-backed securities.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedules of Investments

SHORT-INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2010 • (UNAUDITED)

CORPORATE BONDS — 35.0%	Principal amount	Value
American Express Co.
Centurion Bank 5.55% 10/17/12	$2,000,000	$2,150,988
Credit Corp. 7.3% 8/20/13	3,260,000	3,693,600
FSB Bank 5.55% 10/17/12	1,609,000	1,730,470
FSB Bank 6.0% 9/13/17	2,500,000	2,747,950
8.125% 5/20/19	1,000,000	1,243,648
Anheuser-Busch InBev
5.375% 11/15/14(d)	4,000,000	4,377,552
AutoZone, Inc.
5.75% 1/15/15	1,250,000	1,388,004
Berkshire Hathaway Finance Corp.
4.2% 12/15/10	375,000	380,807
2.125% 2/11/13	3,000,000	3,064,854
4.6% 5/15/13	3,000,000	3,259,224
4.625% 10/15/13	2,129,000	2,325,911
4.85% 1/15/15	1,500,000	1,649,100
5.4% 5/15/18	5,000,000	5,562,370
Boston Properties LP
5.625% 4/15/15	2,000,000	2,165,732
5.875% 10/15/19	4,000,000	4,287,156
Comcast Corp.
10.625% 7/15/12	2,000,000	2,328,608
6.5% 1/15/15	2,081,000	2,390,823
4.95% 6/15/16	675,000	727,082
5.15% 3/01/20	3,000,000	3,146,826
Comstock Resources, Inc.
6.875% 3/01/12	3,000,000	2,992,500
Dell, Inc.
5.625% 4/15/14	1,250,000	1,402,806
Diageo Capital plc
4.85% 5/15/18	3,941,000	4,028,439
DIRECTV Holdings
4.75% 10/01/14	2,000,000	2,120,178
6.375% 6/15/15	8,000,000	8,320,000
7.625% 5/15/16	7,000,000	7,612,773
Expedia, Inc.
7.456% 8/15/18	10,000,000	11,012,500
Goldman Sachs Group, Inc.
5.95% 1/18/18	4,000,000	4,161,140
Home Depot, Inc.
4.625% 8/15/10	1,500,000	1,505,921
Host Hotels & Resorts LP
6.875% 11/01/14	5,000,000	5,012,500
JP Morgan Chase & Co.
5.35% 2/01/12 (Bear Stearns Co., Inc.)	2,000,000	2,115,252
4.75% 5/01/13	1,900,000	2,028,275
5.15% 10/01/15	5,500,000	5,891,369
6.3% 4/23/19	2,500,000	2,828,590

	Principal amount	Value
Kraft Foods, Inc.
2.625% 5/08/13	$1,000,000	$1,019,651
Leucadia National Corp.
7.125% 3/15/17	7,000,000	6,790,000
Level 3 Financing, Inc.
9.25% 11/01/14	2,000,000	1,825,000
Liberty Media LLC
5.7% 5/15/13	8,240,000	8,466,600
Markel Corp.
6.8% 2/15/13	10,261,000	11,001,413
7.125% 9/30/19	4,566,000	5,017,934
Mead Johnson Nutrition Co.
3.5% 11/01/14(d)	2,000,000	2,072,628
Mohawk Industries, Inc.
6.5% 1/15/11	3,695,000	3,750,425
6.875% 1/15/16	7,905,000	8,082,863
News America Holdings
9.25% 2/01/13	2,222,000	2,617,940
Omnicare, Inc.
6.125% 6/01/13	6,793,000	6,759,035
QVC, Inc.
7.125% 4/15/17(d)	6,600,000	6,501,000
7.5% 10/01/19(d)	4,000,000	3,950,000
Republic Services, Inc. (Allied Waste)
7.125% 5/15/16	9,200,000	9,878,840
6.875% 6/01/17	3,050,000	3,329,099
Swiss Re (General Electric Global Insurance)
6.45% 3/01/19	5,000,000	5,349,735
Target Corp.
8.6% 1/15/12	3,000,000	3,314,751
Texas Industries, Inc.
7.25% 7/15/13	1,250,000	1,215,625
Time Warner Cable, Inc.
5.4% 7/02/12	2,000,000	2,137,364
7.5% 4/01/14	1,700,000	1,976,860
Time Warner, Inc.
6.875% 5/01/12	4,189,000	4,565,654
UnitedHealth Group, Inc.
4.75% 2/10/14	178,000	190,714
USG Corp.
6.3% 11/15/16	5,000,000	4,337,500
Valmont Industries, Inc.
6.875% 5/01/14	6,240,000	6,364,800
Vornado Realty Trust
4.25% 4/01/15	9,315,000	9,269,999
Washington Post Co.
7.25% 2/01/19	3,500,000	4,184,870

	Principal amount	Value
WellPoint, Inc.
5.0% 1/15/11	$1,000,000	$1,019,651
6.0% 2/15/14	2,000,000	2,244,526
Wells Fargo & Co.
3.98% 10/29/10	1,750,000	1,764,480
4.375% 1/31/13	4,000,000	4,231,260
3.75% 10/01/14	6,000,000	6,148,974
4.875% 2/01/15 (Wachovia Bank)	6,070,000	6,368,073
Whirlpool Corp.
8.0% 5/01/12	1,000,000	1,094,436
Willis North America, Inc.
6.2% 3/28/17	13,576,000	14,151,011
WM Wrigley Jr. Co.
4.3% 7/15/10	5,285,000	5,298,213
3.05% 6/28/13(d)	7,500,000	7,546,275
3.7% 6/30/14(d)	7,500,000	7,592,872
XTO Energy, Inc.
5.75% 12/15/13	2,250,000	2,557,831
Yum! Brands, Inc.
4.25% 9/15/15	1,000,000	1,062,294
Total Corporate Bonds (Cost $279,373,436)		294,703,144

MORTGAGE-BACKED SECURITIES — 25.6%(c)
Federal Home Loan Mortgage Corporation — 12.9%
Collateralized Mortgage Obligations — 11.3%
2692 CL QT — 4.5% 2018 (0.2 years)	277,158	277,804
2765 CL JN — 4.0% 2019 (0.3 years)	304,020	306,531
2743 CL HC — 4.5% 2015 (0.3 years)	882,048	890,605
2945 CL PC — 5.5% 2028 (0.4 years)	1,381,502	1,396,592
2975 CL OD — 5.5% 2027 (0.5 years)	2,700,000	2,753,249
3200 CL NA — 5.5% 2032 (0.6 years)	1,039,538	1,058,932
3200 CL AD — 5.5% 2029 (0.6 years)	4,067,686	4,150,256
2587 CL UD — 5.5% 2031 (0.7 years)	5,032,261	5,152,561
R001 CL AE — 4.375% 2015 (0.8 years)	1,172,063	1,199,743
R009 CL AJ — 5.75% 2018 (1.0 years)	748,894	776,126
3098 CL HA — 5.5% 2023 (1.0 years)	2,169,149	2,238,693
2999 CL NB — 4.5% 2017 (1.1 years)	4,000,000	4,125,392
2829 CL DJ — 4.5% 2018 (1.2 years)	3,382,530	3,504,152
R010 CL AB — 5.5% 2019 (1.2 years)	3,548,306	3,704,959
3036 CL JH — 5.0% 2031 (1.2 years)	3,737,357	3,870,970
2831 CL AB — 5.0% 2018 (1.3 years)	569,921	595,920
3042 CL HA — 5.5% 2029 (1.3 years)	2,529,737	2,642,541

	Principal amount	Value
2579 CL PC — 5.5% 2032 (1.3 years)	$2,382,873	$2,487,823
2549 CL PD — 5.5% 2031 (1.3 years)	4,485,142	4,683,353
R011 CL AB — 5.5% 2020 (1.3 years)	1,375,281	1,439,720
2906 CL HK — 5.0% 2032 (1.4 years)	3,984,679	4,142,150
2947 CL B — 5.0% 2032 (1.5 years)	1,668,481	1,739,285
2627 CL LE — 3.0% 2017 (1.7 years)	805,517	825,878
2937 CL HJ — 5.0% 2019 (1.8 years)	3,191,519	3,387,482
3229 CL HB — 5.0% 2025 (1.8 years)	2,428,764	2,559,392
3556 CL MA — 5.0% 2037 (1.9 years)	2,841,658	3,030,098
3562 CL KA — 4.0% 2022 (2.0 years)	8,796,814	9,183,005
2574 CL JM — 5.0% 2022 (2.1 years)	1,631,808	1,743,356
3544 CL KA — 4.5% 2023 (2.2 years)	8,028,024	8,516,342
3566 CL DB — 4.0% 2022 (2.2 years)	8,462,682	8,855,740
3170 CL EA — 4.5% 2020 (2.4 years)	3,725,920	3,945,039
		95,183,689
Pass-Through Securities — 1.6%
1386 — 5.0% 2018 (2.4 years)	240,403	258,398
18190 — 5.5% 2022 (2.5 years)	389,311	420,890
13300 — 4.5% 2023 (2.6 years)	3,912,213	4,137,585
18296 — 4.5% 2024 (2.8 years)	8,032,544	8,482,727
		13,299,600
		108,483,289
Federal National Mortgage Association — 11.9%
Collateralized Mortgage Obligations — 8.9%
2003-113 CL PC — 4.0% 2015 (0.1 years)	88,821	88,943
2003-16 CL PD — 5.0% 2016 (0.7 years)	2,500,000	2,563,597
2004-81 CL KC — 4.5% 2017 (0.7 years)	1,543,190	1,581,204
2005-59 CL PB — 5.5% 2028 (0.8 years)	1,980,807	2,032,606
2006-9 CL GA — 5.5% 2033 (1.1 years)	4,226,512	4,378,409
2003-27 CL DW — 4.5% 2017 (1.1 years)	1,000,000	1,038,149
2006-22 CL DA — 5.5% 2033 (1.2 years)	1,536,150	1,597,128
2003-92 CL PD — 4.5% 2017 (1.2 years)	2,486,176	2,586,505
2005-9 CL A — 5.0% 2031 (1.2 years)	2,533,548	2,622,961
2006-78 CL AV — 6.5% 2017 (1.4 years)	1,686,043	1,787,711
2006-21 CL CA — 5.5% 2029 (1.4 years)	2,018,620	2,112,340
2007-32 CL BA — 5.5% 2034 (1.5 years)	6,179,221	6,462,206
2003-43 CL EX — 4.5% 2017 (1.6 years)	438,533	459,542
2003-39 CL LC — 5.0% 2022 (1.6 years)	613,789	649,601
2004-40 CL BA — 4.5% 2018 (1.7 years)	2,715,344	2,850,620
2008-54 CL EC — 5.0% 2035 (1.8 years)	5,691,432	5,962,652

SHORT-INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

	Principal amount	Value
2007-42 CL YA — 5.5% 2036 (1.8 years)	$2,970,728	$3,150,583
2009-27 CL JA — 5.0% 2036 (1.8 years)	3,123,990	3,274,056
2003-37 CL QD — 5.0% 2032 (1.9 years)	3,138,885	3,304,299
2003-86 CL KT — 4.5% 2018 (2.0 years)	1,265,779	1,314,546
2009-52 CL DC — 4.5% 2023 (2.0 years)	2,760,853	2,911,434
2010-9 CL CA — 5.0% 2037 (2.2 years)	16,170,059	17,025,683
2009-44 CL A — 4.5% 2023 (2.5 years)	3,425,576	3,620,814
2003-9 CL DB — 5.0% 2018 (3.3 years)	1,000,000	1,086,232
		74,461,821
Pass-Through Securities — 3.0%
254863 — 4.0% 2013 (1.3 years)	218,296	223,269
255291 — 4.5% 2014 (1.7 years)	343,980	354,993
256982 — 6.0% 2017 (2.1 years)	703,491	752,659
251787 — 6.5% 2018 (2.4 years)	23,621	26,052
888439 — 5.5% 2022 (2.5 years)	1,641,144	1,776,410
888595 — 5.0% 2022 (2.5 years)	1,897,403	2,031,555
254907 — 5.0% 2018 (2.5 years)	783,001	842,277
930667 — 4.5% 2024 (2.8 years)	11,220,530	11,863,410
357414 — 4.0% 2018 (2.9 years)	3,328,508	3,520,872
357985 — 4.5% 2020 (3.1 years)	927,211	988,014
725232 — 5.0% 2034 (3.8 years)	2,943,354	3,130,656
		25,510,167
		99,971,988
Government National Mortgage Association — 0.3%
Collateralized Mortgage Obligations — 0.3%
GNR 2004-80 CL GC — 5.0% 2031
(0.7 years)	3,000,000	3,022,311
Non-Government Agency — 0.5%
Collateralized Mortgage Obligations — 0.5%
CMSI 2003-11 CL 2A1 — 5.5% 2033
(0.7 years)	425,217	427,619
GMACM 2003-J4 CL 3A1 — 4.75% 2018
(1.1 years)	1,540,680	1,581,932
CDMC 2003-7P CL A4 — 3.37% 2017
(Adjustable Rate) (1.4 years)(d)	1,234,089	1,163,684
WAMU 2003-S7 CL A1 — 4.5% 2018
(2.4 years)	646,024	657,049
Chase 2004-S1 CL A6 — 4.5% 2019
(2.9 years)	286,757	263,766
		4,094,050
Total Mortgage-Backed Securities
(Cost $211,068,359)		215,571,638

TAXABLE MUNICIPAL BONDS — 1.8%	Principal amount	Value
Fond Du Lac Cnty, Wisconsin
3.0% 9/01/12	$2,900,000	$2,959,247
Stratford, Connecticut 6.55% 2/15/13	500,000	510,500
University of California 4.85% 5/15/13	990,000	1,074,893
Nebraska Public Power District
5.14% 1/01/14	1,000,000	1,093,910
Los Angeles, California Cmty Dev
6.0% 9/01/14	2,275,000	2,506,800
6.0% 9/01/15	1,220,000	1,341,463
Menomonee Falls, Wisconsin
4.25% 11/01/14	2,000,000	2,078,020
Omaha, Nebraska Public Facilities Corp.,
Lease Revenue, Series B, Refunding
4.588% 6/01/17	815,000	834,731
4.788% 6/01/18	1,000,000	1,020,270
Iowa State University Revenue
5.8% 7/01/22	1,335,000	1,325,895
Total Taxable Municipal Bonds
(Cost $14,199,573)		14,745,729
U.S.TREASURY AND GOVERNMENT AGENCY — 15.0%
U.S. Treasury — 7.1%
U.S. Treasury Note
1.125% 12/15/11	15,000,000	15,145,320
2.625% 4/30/16	6,000,000	6,165,936
3.0% 8/31/16	5,000,000	5,218,750
3.0% 9/30/16	6,000,000	6,257,346
3.125% 10/31/16	6,000,000	6,294,846
3.25% 3/31/17	10,000,000	10,539,060
3.125% 5/15/19	10,000,000	10,210,160
		59,831,418
Government Agency — 7.9%
Fannie Mae
2.0% 6/24/13	7,000,000	7,076,195
1.5% 6/10/15(e)	6,000,000	6,013,296
1.4% 6/30/15(e)	8,000,000	8,008,744
3.0% 9/16/15	6,000,000	6,091,356
2.0% 12/29/15(e)	8,000,000	8,024,840
2.25% 2/10/16(e)	6,000,000	6,010,584
2.0% 6/28/18(e)	8,000,000	8,047,576
Freddie Mac
5.5% 9/15/11	1,000,000	1,060,143
5.0% 11/13/14	3,000,000	3,395,265
3.0% 3/17/15	6,000,000	6,109,392
3.0% 12/28/18(e)	6,000,000	6,060,684
		65,898,075
Total U.S. Treasury and Government Agency
(Cost $122,501,454)		125,729,493

	Principal amount or shares	Value
COMMON STOCKS — 1.5%
Redwood Trust, Inc.*	859,965	$12,589,888
Newcastle Investment Corp.*	45,000	120,600
Total Common Stocks
(Cost $13,187,479)		12,710,488

SHORT-TERM SECURITIES — 20.1%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.03%(a)	44,931,915	44,931,915
U.S. Treasury Bills, 0.09% to 0.23%,
7/29/10 to 8/26/10(b)	$124,000,000	123,974,283
Total Short-Term Securities
(Cost $168,912,549)		168,906,198
Total Investments in Securities
(Cost $809,242,850)		832,366,690
Other Assets Less Other Liabilities — 1.0%		8,750,794
Net Assets — 100.0%		$841,117,484
Net Asset Value Per Share		$12.34

*	Non-income producing
(a)	Rate presented represents the annualized 7-day yield at June 30, 2010.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.
(c)	Number of years indicated represents estimated average life of mortgage-backed securities.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined date. Coupon rate presented represents the rate at June 30, 2010.

See Notes to Schedules of Investments

NEBRASKA TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2010 • (UNAUDITED)

MUNICIPAL BONDS — 92.1%	Principal amount	Value
Arizona — 1.3%
Mesa, Highway Project Advancement Notes, Revenue, Series 2009
3.5%, 7/01/15	$1,000,000	$1,034,210
District of Columbia — 1.1%
Metropolitan Washington D.C., Airports Authority, Revenue, Refunding, Series 1999A, AMT
5.25%, 10/01/16	900,000	910,431
Florida — 2.6%
Greater Orlando, Aviation Authority, Revenue, Series 2009A, AMT
6.0%, 10/01/16	1,000,000	1,132,050
Miami, Dade County, Aviation Revenue, Series 2010A
4.25%, 10/01/18	1,000,000	1,042,010
		2,174,060
Hawaii — 1.2%
State of Hawaii, Airports System Revenue, Refunding, Series 2010B, AMT
3.0%, 7/01/12	1,000,000	1,024,500
Illinois — 1.0%
Illinois Finance Authority, Revenue, Series 2009A, Northwestern Memorial Hospital
5.0%, 8/15/17	245,000	266,859
Illinois Health Facility Authority, Revenue, Series A, Evangelical Hospital Corp., Escrowed to Maturity
6.75%, 4/15/12	85,000	90,899
Illinois State, Sales Tax Revenue, Series Z
5.0%, 6/15/19	500,000	501,900
		859,658
Minnesota — 0.0%
Minnesota State Housing Financial Agency, Single Family Mortgage, Series D
6.0%, 1/01/16	15,000	15,032
Nebraska — 80.6%
Adams County, Hospital Authority #1, Revenue, Mary Lanning Memorial Hospital Project, Radian Insured
4.25%, 12/15/16	250,000	261,340
4.4%, 12/15/17	250,000	260,815
5.3%, 12/15/18	700,000	700,406
Bellevue, Development Revenue, Series 2010A, Bellevue University Project
2.75%, 12/01/15	1,000,000	1,008,530

	Principal amount	Value
Blair, Water System Revenue, Bond Anticipation Notes, AMT
Series A, 4.5%, 6/15/12	$500,000	$500,940
Series B, 4.65%, 6/15/12	500,000	501,000
Dawson County, Lexington Public School District #001, General Obligation, Refunding
1.75%, 12/15/12	355,000	358,983
2.15%, 12/15/13	490,000	498,697
Douglas County, Educational Facility Revenue, Series A, Creighton University Project, FGIC Insured
3.5%, 9/01/12	255,000	266,791
Douglas County, Hospital Authority #1, Revenue, Refunding, Alegent Health - Immanuel, AMBAC Insured
5.125%, 9/01/17	250,000	250,092
Quality Living Inc. Project
4.7%, 10/01/17	255,000	214,062
Douglas County, Hospital Authority #2, Revenue, Boys Town Project
4.75%, 9/01/28	500,000	510,495
Children’s Hospital Obligated Group
5.25%, 8/15/20	1,000,000	1,046,470
5.5%, 8/15/21	1,430,000	1,511,982
Nebraska Medical Center Project
5.0%, 11/15/14	380,000	413,337
5.0%, 11/15/15	295,000	320,989
Douglas County, Hospital Authority #3, Revenue, Refunding, Nebraska Methodist Health System
5.5%, 11/01/18	500,000	539,090
Douglas County, Elkhorn Public School District #10, Series 2010B
3.0%, 6/15/16	525,000	541,779
Douglas County, Millard Public School District #17, Refunding FSA Insured, 4.0%, 11/15/13	500,000	535,420
4.0%, 6/15/17	750,000	793,417
Douglas County, Ralston Public School District #54, FSA Insured
5.125%, 12/15/21	500,000	521,300
5.2%, 12/15/26	500,000	516,680
Douglas County, Zoo Facility Revenue, Refunding, Omaha’s Henry Doorly Zoo Project
4.2%, 9/01/16	600,000	628,038
4.75%, 9/01/17	200,000	211,642

	Principal amount	Value
Grand Island, Electric Revenue, MBIA Insured
5.0%, 8/15/14	$500,000	$519,215
5.125%, 8/15/16	500,000	519,830
Grand Island, Public Safety, Tax Anticipation Bonds, AMBAC Insured
4.1%, 9/01/14	480,000	492,245
Grand Island, Sanitary Sewer Revenue, Refunding, FSA Insured
3.3%, 4/01/13	870,000	885,956
3.45%, 4/01/14	650,000	660,744
Hastings, Electric System Revenue, Refunding, FSA Insured
5.0%, 1/01/19	750,000	773,415
La Vista, General Obligation, Refunding, Series 2009
2.5%, 11/15/15	415,000	415,622
3.0%, 11/15/17	640,000	635,840
Lancaster County, Hospital Authority #1, Revenue, Refunding, Bryan LGH Medical Center
Series A, 5.0%, 6/01/16	500,000	527,375
Series A, 5.0%, 6/01/17	500,000	522,260
Series B-2, LOC - U.S. Bank, 0.28%, 6/01/31 (Variable Rate Demand Note)	250,000	250,000
Lincoln, Airport Authority Revenue, Refunding
5.2%, 7/01/19	200,000	200,212
Lincoln, Certificates of Participation, Series 2008
3.0%, 3/15/11	1,085,000	1,105,572
Lincoln, Electric System Revenue, Refunding
5.0%, 9/01/10	500,000	504,020
5.0%, 9/01/18	1,000,000	1,124,420
Lincoln, General Obligation, Highway Allocation Fund
4.0%, 5/15/23	1,000,000	1,041,260
Lincoln, Parking Revenue, Refunding, Series A
5.375%, 8/15/14	250,000	250,925
Lincoln, Sanitary Sewer Revenue, Refunding, MBIA Insured
5.0%, 6/15/16	885,000	972,057
Lincoln, Water Revenue
5.0%, 8/15/22	800,000	828,128
Lincoln County, North Platte School District #001, General Obligation, Refunding
2.0%, 12/15/13	770,000	785,800
Municipal Energy Agency of Nebraska, Power Supply System Revenue, Refunding, Series A
AMBAC Insured, 5.0%, 4/01/13	380,000	404,012
BHAC Insured, 5.0%, 4/01/20	500,000	568,820

	Principal amount	Value
Nebraska Educational Financial Authority, Revenue, Refunding Hastings College Project
5.05%, 12/01/23	$500,000	$505,700
Nebraska Wesleyan University Project, Radian Insured
5.15%, 4/01/22	1,000,000	1,003,410
Nebraska Investment Financial Authority, Revenue, Series A, Drinking Water State Revolving Fund
5.15%, 1/01/16	200,000	202,306
Nebraska Investment Financial Authority, Health Facility Revenue, Hospital Revenue, Great Plains Regional Medical Center Project, Radian Insured
5.0%, 11/15/14	250,000	260,708
Nebraska Investment Financial Authority, Single Family Housing Revenue, Series C, AMT
4.05%, 3/01/12	255,000	259,799
4.05%, 9/01/12	305,000	311,927
4.125%, 3/01/13	335,000	342,762
Nebraska Public Power District, Revenue
Series B, 5.0%, 1/01/15	885,000	1,000,413
Series B-2, 5.0%, 1/01/16	1,000,000	1,107,640
Series B, 5.0%, 1/01/18	800,000	907,352
Series B, 5.0%, 1/01/21	1,000,000	1,099,610
Nebraska State Colleges Facility Corp., Deferred Maintenance Revenue, MBIA Insured
4.25%, 7/15/15	405,000	442,126
5.0%, 7/15/16	200,000	225,448
4.0%, 7/15/17	200,000	211,314
Nebraska Utilities Corp., Revenue, University of Nebraska Lincoln Project
5.25%, 1/01/19	750,000	791,985
Omaha, Douglas County, General Obligation, Public Building Commission
5.1%, 5/01/20	750,000	775,253
Omaha, General Obligation, Refunding
3.75%, 6/01/14	1,000,000	1,095,850
5.25%, 10/15/19	250,000	297,905
Omaha, Public Facilities Corp., Lease Revenue, Omaha Baseball Stadium Project
Series 2009, 5.0%, 6/01/23	770,000	847,400
Series 2010, 4.125%, 6/01/29	650,000	639,490
Rosenblatt Stadium Project, Series C
3.9%, 10/15/17	235,000	251,351
3.95%, 10/15/18	240,000	253,992

NEBRASKA TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

	Principal amount	Value
Omaha Public Power District, Electric Revenue Series A, Escrowed to Maturity
7.625%, 2/01/12	$225,000	$240,869
Series A, 4.25%, 2/01/18	900,000	937,737
Series A, 4.1%, 2/01/19	1,000,000	1,069,660
Series B, FGIC Insured, 4.75%, 2/01/36	1,000,000	1,010,710
Series C, 5.5%, 2/01/14	280,000	312,917
Omaha, Sanitary Sewer Revenue, MBIA Insured
4.0%, 11/15/12	520,000	560,602
4.0%, 11/15/14	250,000	277,185
Omaha, Special Tax, Revenue, Heritage Development Project, Series 2004
5.0%, 10/15/17	1,090,000	1,226,054
Papillion-La Vista, Sarpy County School District #27, General Obligation
Refunding, Series 2009A,
3.15%, 12/01/17	930,000	948,293
Series 2009, 5.0%, 12/01/28	500,000	530,290
Papillion, Water System Revenue, Bond Anticipation Notes
Series C, 3.0%, 6/15/11	500,000	500,970
Series 2010, 1.65%, 6/15/13	1,000,000	1,000,840
Platte County, Humphrey Public School District #67, General Obligation, Refunding
1.2%, 8/15/10	240,000	240,156
Public Power Generation Agency, Revenue, Whelan Energy Center Unit 2, Series A
AGC-ICC AMBAC Insured, 5.0%, 1/01/19	750,000	826,838
AMBAC Insured, 5.0%, 1/01/18	750,000	827,760
AMBAC Insured, 5.0%, 1/01/26	800,000	827,800
Sarpy County, General Obligation, Sanitary & Improvement District #111, Stoneybrook
5.9%, 3/15/13	300,000	300,807
Sarpy County, General Obligation, Sanitary & Improvement District #112, Leawood Oaks III
6.2%, 2/15/14	105,000	105,276

	Principal amount	Value
Southern Nebraska Public Power District, Electric System Revenue, AMBAC Insured
4.625%, 9/15/21	$1,000,000	$1,057,120
State of Nebraska, Certificates of Participation
Series 2009B, 2.1%, 8/01/13	590,000	601,322
Series 2009C, 2.0%, 11/01/13	700,000	706,769
University of Nebraska, Facilities Corp.
Lease Rental Revenue
UNMC OPPD Exchange Project,
2.75%, 2/15/16	1,185,000	1,223,098
UNMC Research Center Project,
5.0%, 2/15/15	500,000	530,430
UNMC Sorell Center Project,
4.0%, 4/15/11	1,000,000	1,028,600
Deferred Maintenance Revenue
2.0%, 7/15/11	1,000,000	1,016,590
University of Nebraska, University Revenue,
Lincoln Memorial Stadium Project, Refunding, Series 2004A
5.0%, 11/01/19	2,160,000	2,374,855
Lincoln Parking Project, Refunding
4.0%, 6/01/17	1,070,000	1,146,505
Lincoln Student Fees and Facilities
4.6%, 7/01/17	570,000	601,424
5.0%, 7/01/23	1,000,000	1,077,440
Omaha Health & Recreation Project
4.05%, 5/15/19	390,000	422,222
5.0%, 5/15/33	700,000	731,458
Omaha Student Facilities Project
4.5%, 5/15/16	565,000	637,603
5.0%, 5/15/27	800,000	855,576
Wheat Belt Public Power District, Electric System Revenue, Series 2009B
3.2% 9/01/16	330,000	334,267
3.4%, 9/01/17	415,000	418,868
York County, Hospital Authority #1, Revenue, Refunding, Hearthstone Project
2.2% 6/01/12	200,000	202,824
2.7%, 6/01/13	150,000	152,240
		66,597,739

	Principal amount or shares	Value
Puerto Rico — 4.3%
Commonwealth, General Obligation, Refunding
FGIC Insured, 5.5%, 7/01/11	$990,000	$1,027,858
Series A, Assured Guaranty Insured
5.0%, 7/01/15	845,000	925,022
Electric Power Authority Revenue, Series RR, FSA Insured
5.0%, 7/01/20	1,000,000	1,056,540
Municipal Finance Agency, General Obligation, 2002 Series A,
FSA Insured, 5.25%, 8/01/16	500,000	529,205
		3,538,625
Total Municipal Bonds
(Cost $73,741,719)		76,154,255

SHORT-TERM SECURITIES — 8.0%
Wells Fargo National Advantage Tax-Free Money Market Fund – Institutional Class 0.20%(a)
(Cost $6,601,370)	6,601,370	6,601,370
Total Investments in Securities
(Cost $80,343,089)		82,755,625
Other Liabilities in Excess of Other Assets — (0.1%)		(96,340)
Net Assets — 100.0%		$82,659,285
Net Asset Value Per Share		$10.23

(a)	Rate presented represents the annualized 7-day yield at June 30, 2010.

See Notes to Schedules of Investments

GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2010 • (UNAUDITED)

U.S. TREASURY — 99.2%†	Principal amount	Value
U.S. Treasury Bill
0.16% 7/15/10	$50,000,000	$49,996,938
0.13% 7/29/10	16,000,000	15,998,444
0.09% 8/12/10	23,000,000	22,997,652
Total U.S. Treasury		88,993,034

SHORT-TERM SECURITIES — 0.7%	Shares	Value
Wells Fargo Advantage Government Money Market Fund - Institutional Class 0.03%(a)	585,540	$585,540
Wells Fargo Advantage 100% Treasury Money Market Fund - Service Class 0.01%(a)	52,553	52,553
Total Short-Term Securities		638,093
Total Investments in Securities
(Cost $89,631,127)		89,631,127
Other Assets Less Other Liabilities — 0.1%		92,920
Net Assets — 100.0%		$89,724,047
Net Asset Value Per Share		$1.00

†	Interest rates presented represent the yield to maturity at the date of purchase.
(a)	Rate presented represents the annualized 7-day yield at June 30, 2010.

See Notes to Schedules of Investments

 Notes to Schedules of Investments (Unaudited):

(1)	Valuation of Investments

All Weitz Funds, excluding Government Money Market Fund

Investments are carried at value determined using the following valuation methods:

• Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

• Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

• Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

• The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

• The current market value of a traded option is the last sales price at which such option is traded, or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

• The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

Government Money Market Fund

Investment securities are carried at amortized cost, which approximates market value.  Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

(2)	Significant Accounting Policies

The Funds, except for the Government Money Market Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund will realize a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.

The Funds, except for the Government Money Market Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund will realize a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.

The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.

(3)	Securities Transactions

The cost of investments is the same for financial reporting and Federal income tax purposes for the Short-Intermediate Income, Nebraska Tax-Free Income and Government Money Market Funds.  The cost of investments for Federal income tax purposes for the Value, Partners Value, Partners III, Hickory and Balanced Funds is $934,649,908, $589,879,921, $262,771,292, $251,893,477 and $71,483,094, respectively.

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Partners Value	Partners III	Hickory	Balanced	Short-Intermediate Income	Nebraska Tax-Free Income
Appreciation	$57,493,684	$42,376,390	$31,470,625	$16,919,723	$6,116,275	$24,429,981	$2,453,474
Depreciation	(115,763,869)	(65,626,337)	(20,492,030)	(19,211,758)	(2,901,504)	(1,306,141)	(40,938)
Net	$(58,270,185)	$(23,249,947)	$10,978,595	$(2,292,035)	$3,214,771	$23,123,840	$2,412,536

(4)	Illiquid and Restricted Securities

The Funds own certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted.  Such securities have been valued at fair value in accordance with the procedures described above.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material.  Illiquid and/or restricted securities owned at June 30, 2010, include the following:

	Acquisition Date	Value	Partners Value	Partners III	Hickory
Adelphia Communications Corp. CL A	7/25/02	$494,900	$300,300 -	$-	$-
CIBL, Inc.	9/09/96	-	-	-	94,596
Continental Resources	1/28/87	-	-	43,750	-
ICTC Group, Inc. – CL A	9/09/96	-	-	-	173,420
Intelligent Systems Corp.	12/03/91	-	-	2,899,379	-
LICT Corp.	9/09/96	-	-	-	2,352,374
Total cost of illiquid and/or restricted securities		$494,900	$300,300	$2,943,129	$2,620,390
Value		$-	$-	$3,117,500	$3,020,628
Percent of net assets		0.0%	0.0%	1.1%	1.3%

(5)	Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Partners III
Name of Issuer	Number of Shares Held March 31, 2010	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2010	Value June 30, 2010	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.*	2,270,000	-	-	2,270,000	$2,837,500	$-	$-

* Controlled affiliate in which the Fund owns 25% or more of the outstanding voting securities.

(6)	Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities);

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010, in valuing the Funds’ assets and liabilities carried at fair value:

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$156,734,750	$-	$-	$156,734,750
Information Technology	151,908,600	-	-	151,908,600
Financials	108,625,316	-	-	108,625,316
Industrials	79,759,000	-	-	79,759,000
Materials	79,249,850	-	-	79,249,850
Health Care	56,564,250	-	-	56,564,250
Consumer Staples	49,151,200	-	-	49,151,200
Energy	34,363,000	-	-	34,363,000
Telecommunication Services	17,542,542	-	-	17,542,542
Corporate Bonds	-	8,120,000	-	8,120,000
Short-Term Securities	134,361,215	-	-	134,361,215
Total Investments in Securities	$868,259,723	$8,120,000	$-	$876,379,723

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$180,062,976	$-	$-	$180,062,976
Information Technology	96,012,600	-	-	96,012,600
Financials	85,081,517	-	-	85,081,517
Materials	41,541,150	-	-	41,541,150
Health Care	36,078,000	-	-	36,078,000
Energy	26,785,800	-	-	26,785,800
Industrials	21,597,300	-	-	21,597,300
Telecommunication Services	11,937,692	-	-	11,937,692
Consumer Staples	3,519,600	-	-	3,519,600
Short-Term Securities	64,013,339	-	-	64,013,339
Total Investments in Securities	$566,629,974	$-	$-	$566,629,974

Liabilities:
Options Written	$-	$(118,750)	$-	$(118,750)

Partners III
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$98,202,607	$-	$-	$98,202,607
Information Technology	60,959,500	2,837,500	280,000	64,077,000
Financials	45,275,800	-	-	45,275,800
Energy	17,688,500	-	-	17,688,500
Health Care	14,864,000	-	-	14,864,000
Materials	13,047,800	-	-	13,047,800
Industrials	5,989,100	-	-	5,989,100
Consumer Staples	3,016,800	-	-	3,016,800
Telecommunication Services	2,684,574	-	-	2,684,574
Corporate Bonds	-	2,030,000	-	2,030,000
Short-Term Securities	6,873,706	-	-	6,873,706
Total Investments in Securities	$268,602,387	$4,867,500	$280,000	$273,749,887

Liabilities:
Securities Sold Short	$(42,925,300)	$-	$-	$(42,925,300)
Options Written	$-	$(324,100)	$-	$(324,100)

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$92,303,458	$-	$402,000	$92,705,458
Financials	23,693,000	-	-	23,693,000
Health Care	19,986,400	-	-	19,986,400
Information Technology	18,353,683	-	-	18,353,683
Materials	13,605,800	-	-	13,605,800
Energy	6,996,000	-	-	6,996,000
Consumer Staples	6,536,400	-	-	6,536,400
Telecommunication Services	2,730,966	2,472,300	146,328	5,349,594
Short-Term Securities	62,375,107	-	-	62,375,107
Total Investments in Securities	$246,580,814	$2,472,300	$548,328	$249,601,442

Liabilities:
Options Written	$-	$(50,250)	$-	$(50,250)

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$13,296,545	$-	$-	$13,296,545
Financials	6,731,950	-	-	6,731,950
Materials	6,387,530	-	-	6,387,530
Information Technology	6,302,275	-	-	6,302,275
Consumer Staples	3,296,700	-	-	3,296,700
Health Care	3,047,500	-	-	3,047,500
Industrials	2,600,700	-	-	2,600,700
Energy	2,388,275	-	-	2,388,275
Corporate Bonds	-	8,697,163	-	8,697,163
Mortgage-Backed Securities	-	6,242,994	-	6,242,994
Taxable Municipal Bonds	-	325,725	-	325,725
Short-Term Securities	15,380,508	-	-	15,380,508
Total Investments in Securities	$59,431,983	$15,265,882	$-	$74,697,865

Short-Intermediate Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	$-	$294,703,144	$-	$294,703,144
Mortgage-Backed Securities	-	215,571,638	-	215,571,638
Taxable Municipal Bonds	-	14,745,729	-	14,745,729
U.S. Treasury and Government Agency	-	125,729,493	-	125,729,493
Common Stocks	12,710,488	-	-	12,710,488
Short-Term Securities	168,906,198	-	-	168,906,198
Total Investments in Securities	$181,616,686	$650,750,004	$-	$832,366,690

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds:
Arizona	$-	$1,034,210	$-	$1,034,210
District of Columbia	-	910,431	-	910,431
Florida	-	2,174,060	-	2,174,060
Hawaii	-	1,024,500	-	1,024,500
Illinois	-	859,658	-	859,658
Minnesota	-	15,032	-	15,032
Nebraska	-	66,597,739	-	66,597,739
Puerto Rico	-	3,538,625	-	3,538,625
Short-Term Securities	6,601,370	-	-	6,601,370
Total Investments in Securities	$6,601,370	$76,154,255	$-	$82,755,625

Government Money Market
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Treasury	$88,993,034	$-	$-	$88,993,034
Short-Term Securities	638,093	-	-	638,093
Total Investments in Securities	$89,631,127	$-	$-	$89,631,127

At June 30, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the following Funds’ fair values were as follows:

	Partners III	Hickory
	Investments in Securities	Investments in Securities
Beginning balance, March 31, 2010	$280,000	$341,700
Net realized gain (loss)	-	-
Net change in unrealized appreciation (depreciation)	-	60,300
Net purchases (sales)	-	-
Net transfers in and/or (out of) Level 3	-	146,328
Ending balance, June 30, 2010	$280,000	$548,328
Net change in unrealized appreciation (depreciation)
Attributable to assets still held at end of period	$-	$60,300

For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:       /s/ Wallace R. Weitz
Wallace R. Weitz

President (Principal Executive Officer)

Date:    July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Kenneth R. Stoll
Kenneth R. Stoll

Principal Financial Officer

Date:    July 30, 2010